Analysis of segment statement of financial position by business type (Details) - USD ($) $ in Millions		Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets
Goodwill	[1]	$ 969
Deferred acquisition costs and other intangible assets	[1]	17,476
Reinsurers' share of insurance contract liabilities		13,856	[1]	$ 12,024
Other assets		9,327
Investment properties	[1]	25
Investment in joint ventures and associates accounted for using the equity method	[1]	1,500
Financial investments		404,096
Cash and cash equivalents on the consolidated statement of financial position at end of year		6,965	[1]	9,394	$ 6,604
Total assets	[1]	454,214
Total equity		19,669	[1]	21,991	21,771	$ 18,124
Liabilities
Contract liabilities (including amounts in respect of contracts classified as investment contracts under IFRS 4)		385,678
Core structural borrowings of shareholder-financed businesses	[1]	5,594
Unallocated surplus of with-profits funds	[1]	4,750
Operational borrowings	[1],[2]	2,645
Other liabilities		523
Investment contract liabilities with discretionary participation features		633	[1]	85,858
Investment contract liabilities without discretionary participation features		4,902	[1]	24,481
Total liabilities	[1]	434,545
Total equity and liabilities	[1]	454,214
With-profits
Assets
Deferred acquisition costs and other intangible assets		67		71
Operating segments | Asia
Assets
Goodwill		926		634
Deferred acquisition costs and other intangible assets		5,154		3,741
Reinsurers' share of insurance contract liabilities		5,458		3,537
Other assets		3,208		4,987
Investment properties		7		6
Investment in joint ventures and associates accounted for using the equity method		1,500		1,262
Financial investments		131,499		103,016
Cash and cash equivalents on the consolidated statement of financial position at end of year		2,490		2,789
Total assets		150,242		119,972
Total equity		11,021		8,187
Liabilities
Contract liabilities (including amounts in respect of contracts classified as investment contracts under IFRS 4)		115,943		93,248
Unallocated surplus of with-profits funds		4,750		3,198
Operational borrowings		473		102
Other liabilities		18,055		15,237
Total liabilities		139,221		111,785
Total equity and liabilities		150,242		119,972
Operating segments | US
Assets
Deferred acquisition costs and other intangible assets		12,264		11,140
Reinsurers' share of insurance contract liabilities		8,394		8,485
Other assets		5,432		4,569
Investment properties		7		8
Financial investments		271,190		232,955
Cash and cash equivalents on the consolidated statement of financial position at end of year		1,960		3,827
Total assets		299,247		260,984
Total equity		8,929		7,163
Liabilities
Contract liabilities (including amounts in respect of contracts classified as investment contracts under IFRS 4)		269,549		236,380
Core structural borrowings of shareholder-financed businesses		250		250
Operational borrowings		1,501		418
Other liabilities		19,018		16,773
Total liabilities		290,318		253,821
Total equity and liabilities		299,247		260,984
Operations within segments | Asia insurance operations
Assets
Goodwill		327
Deferred acquisition costs and other intangible assets		5,139
Reinsurers' share of insurance contract liabilities		5,458
Other assets		3,031
Investment properties		7
Investment in joint ventures and associates accounted for using the equity method		1,263
Financial investments		131,191
Cash and cash equivalents on the consolidated statement of financial position at end of year		2,334
Total assets		148,750
Total equity		9,803
Liabilities
Contract liabilities (including amounts in respect of contracts classified as investment contracts under IFRS 4)		115,943
Unallocated surplus of with-profits funds		4,750
Operational borrowings		446
Other liabilities		17,808
Total liabilities		138,947
Total equity and liabilities		148,750
Operations within segments | Asia insurance operations | With-profits
Assets
Deferred acquisition costs and other intangible assets	[3]	67
Reinsurers' share of insurance contract liabilities	[3]	152
Other assets	[3]	1,210
Financial investments	[3]	76,581
Cash and cash equivalents on the consolidated statement of financial position at end of year	[3]	963
Total assets	[3]	78,973
Liabilities
Contract liabilities (including amounts in respect of contracts classified as investment contracts under IFRS 4)	[3]	65,558
Unallocated surplus of with-profits funds	[3]	4,750
Operational borrowings	[3]	302
Other liabilities	[3]	8,363
Total liabilities	[3]	78,973
Total equity and liabilities	[3]	78,973
Operations within segments | Asia insurance operations | Unit-linked
Assets
Other assets		237
Financial investments		24,628
Cash and cash equivalents on the consolidated statement of financial position at end of year		356
Total assets		25,221
Liabilities
Contract liabilities (including amounts in respect of contracts classified as investment contracts under IFRS 4)		23,571
Operational borrowings		21
Other liabilities		1,629
Total liabilities		25,221
Total equity and liabilities		25,221
Operations within segments | Asia insurance operations | Other business
Assets
Goodwill		327
Deferred acquisition costs and other intangible assets		5,072
Reinsurers' share of insurance contract liabilities		5,306
Other assets		1,584
Investment properties		7
Investment in joint ventures and associates accounted for using the equity method		1,263
Financial investments		29,982
Cash and cash equivalents on the consolidated statement of financial position at end of year		1,015
Total assets		44,556
Total equity		9,803
Liabilities
Contract liabilities (including amounts in respect of contracts classified as investment contracts under IFRS 4)		26,814
Operational borrowings		123
Other liabilities		7,816
Total liabilities		34,753
Total equity and liabilities		44,556
Operations within segments | Asia asset management
Assets
Goodwill		599
Deferred acquisition costs and other intangible assets		15
Other assets		212
Investment in joint ventures and associates accounted for using the equity method		237
Financial investments		308
Cash and cash equivalents on the consolidated statement of financial position at end of year		156
Total assets		1,527
Total equity		1,218
Liabilities
Operational borrowings		27
Other liabilities		282
Total liabilities		309
Total equity and liabilities		1,527
Operations within segments | Jackson (US insurance operations)
Assets
Deferred acquisition costs and other intangible assets		12,264
Reinsurers' share of insurance contract liabilities		8,394
Other assets		5,293
Investment properties		7
Financial investments		271,176
Cash and cash equivalents on the consolidated statement of financial position at end of year		1,912
Total assets		299,046
Total equity		8,923
Liabilities
Contract liabilities (including amounts in respect of contracts classified as investment contracts under IFRS 4)		269,549
Core structural borrowings of shareholder-financed businesses		250
Operational borrowings		1,460
Other liabilities		18,864
Total liabilities		290,123
Total equity and liabilities		299,046
Operations within segments | Jackson (US insurance operations) | Variable annuity separate account
Assets
Financial investments		195,070
Total assets		195,070
Liabilities
Contract liabilities (including amounts in respect of contracts classified as investment contracts under IFRS 4)		195,070
Total liabilities		195,070
Total equity and liabilities		195,070
Operations within segments | Jackson (US insurance operations) | Fixed annuity, GIC and other business
Assets
Deferred acquisition costs and other intangible assets		12,264
Reinsurers' share of insurance contract liabilities		8,394
Other assets		5,293
Investment properties		7
Financial investments		76,106
Cash and cash equivalents on the consolidated statement of financial position at end of year		1,912
Total assets		103,976
Total equity		8,923
Liabilities
Contract liabilities (including amounts in respect of contracts classified as investment contracts under IFRS 4)		74,479
Core structural borrowings of shareholder-financed businesses		250
Operational borrowings		1,460
Other liabilities		18,864
Total liabilities		95,053
Total equity and liabilities		103,976
Operations within segments | Asset management (US)
Assets
Other assets		228
Financial investments		14
Cash and cash equivalents on the consolidated statement of financial position at end of year		48
Total assets		290
Total equity		6
Liabilities
Operational borrowings		41
Other liabilities		243
Total liabilities		284
Total equity and liabilities		290
Elimination of intra-segment amounts | Asia
Assets
Other assets		(35)
Total assets		(35)
Liabilities
Other liabilities		(35)
Total liabilities		(35)
Total equity and liabilities		(35)
Elimination of intra-segment amounts | US
Assets
Other assets		(89)
Total assets		(89)
Liabilities
Other liabilities		(89)
Total liabilities		(89)
Total equity and liabilities		(89)
Elimination of intra-group amounts
Assets
Other assets		(2,652)
Total assets		(2,652)
Liabilities
Total liabilities		(2,652)
Total equity and liabilities		(2,652)
Unallocated to a segment (other operations)
Assets
Goodwill		43
Deferred acquisition costs and other intangible assets		58		55
Reinsurers' share of insurance contract liabilities		4		2
Other assets		3,339		2,829
Investment properties		11
Financial investments		1,407		2,998
Cash and cash equivalents on the consolidated statement of financial position at end of year		2,515		2,778
Total assets		7,377		8,662
Total equity		(281)		(4,439)
Liabilities
Contract liabilities (including amounts in respect of contracts classified as investment contracts under IFRS 4)		186		50	$ 43
Core structural borrowings of shareholder-financed businesses		5,344		9,511
Operational borrowings		671		640
Total liabilities		7,658		13,101
Total equity and liabilities		$ 7,377		$ 8,662

[1]	The Group has adopted a change in its presentation currency from pounds sterling to US dollars at 31 December 2019 as described in note A1. Accordingly, the 31 December 2018 and 1 January 2018 comparative statements of financial position and the 2018 related notes have been re-presented retrospectively from the previously published results. As a result of this change, the statement of financial position as at 1 January 2018 has been re-presented in accordance with IAS 1
[2]	As at 1 January 2019, the Group applied IFRS 16 ‘Leases’, using the modified retrospective approach. Under this approach, comparative information is not restated. The application of the standard has resulted in the recognition of an additional lease liability and a corresponding ‘right-of-use’ asset of a similar amount as at 1 January 2019. See note A3 and note C13 for further details.
[3]	31 Dec31 Dec 2019 $m2018 $mTotal insuranceUnit-linked With-profitsassets andOtherAsset Note business* liabilities business Total management Eliminations Total TotalAssets Goodwill — — 327 327 599 — 926 634Deferred acquisition costs and other intangible assets 67 — 5,072 5,139 15 — 5,154 3,741Reinsurers’ share of insurance contract liabilities 152 — 5,306 5,458- — 5,458 3,537Other assets 1,210 237 1,584 3,031 212 (35) 3,208 4,987Investment properties — — 7 7- — 7 6Investment in joint ventures and associates accounted for using the equity method — — 1,263 1,263 237 — 1,500 1,262Financial investments 76,581 24,628 29,982 131,191 308 — 131,499 103,016Cash and cash equivalents 963 356 1,015 2,334 156 — 2,490 2,789Total assets 78,973 25,221 44,556 148,750 1,527 (35) 150,242 119,972Total equity — — 9,803 9,803 1,218 — 11,021 8,187Liabilities Contract liabilities (including amounts in respect of contracts classified as investment contracts under IFRS 4) C4.2 65,558 23,571 26,814 115,943 — — 115,943 93,248Unallocated surplus of with-profits funds C4.2 4,750 — — 4,750 — — 4,750 3,198Operational borrowings 302 21 123 446 27 — 473 102Other liabilities 8,363 1,629 7,816 17,808 282 (35) 18,055 15,237Total liabilities 78,973 25,221 34,753 138,947 309 (35) 139,221 111,785Total equity and liabilities 78,973 25,221 44,556 148,750 1,527 (35) 150,242 119,972The statement of financial position for with-profits business comprises the with-profits assets and liabilities of the Hong Kong, Malaysia and Singapore operations. 'Other business' includes assets and liabilities of other participating businesses and other non-linked shareholder-backed business.